Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2020
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks
Loans and advances to banks
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Loans	7,442	13,641	17,939	21,499	25,381	35,140
Cash advances, overdrafts and other balances	0	0	6	4	6	5
	7,442	13,641	17,945	21,504	25,387	35,145

Loan loss provisions	-10	-6	-13	-3	-23	-9
	7,432	13,635	17,933	21,501	25,364	35,136